OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2026
OTHER CURRENT ASSETS
Schedule of other current assets

	June 30,	December 31,
	2026	2025
	(unaudited)
Recoverable value-added taxes	$2,392,294	$2,313,646
Due from a third party for disposition of a long-term investment (Note 9)	1,031,672	—
Others	81,659	74,965
Less: Provision for credit losses	(2,392,294)	(2,313,646)
	$1,113,331	$74,965

Schedule of movement of allowance for credit losses

	June 30,	June 30,
	2026	2025
	(unaudited)	(unaudited)
Balance at beginning of the period	$2,313,646	$56,552
Charge (reversal of charge) to expenses	7,636	(38,607)
Foreign exchange adjustments	71,012	(697)
Balance at end of the period	$2,392,294	$17,248